File Nos. 811-21108
                                                                     333-89354


     As filed with the Securities and Exchange Commission on December 5, 2012


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]


                      Pre-Effective Amendment No.                 [ ]

                      Post-Effective Amendment No. 26             [X]

                                   and/or

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

                                ACT OF 1940                       [X]


                             Amendment No. 27                     [X]

                     (Check appropriate box or boxes)


                             PIONEER SERIES TRUST X
                   (formerly Pioneer Fundamental Growth Fund)
               (Exact Name of Registrant as Specified in Charter)


                  60 State Street, Boston, Massachusetts 02109
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (617) 742-7825

             Terrence J. Cullen, Pioneer Investment Managment, Inc.
                  60 State Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

           [ ]  immediately upon filing pursuant to paragraph (b)
           [X]  on December 12, 2012 pursuant to paragraph (b)
           [ ]  60 days after filing pursuant to paragraph (a)(1)
           [ ]  on [date] pursuant to paragraph(a)(1)
           [ ]  75 days after filing pursuant to paragraph (a)(2)
           [ ]  on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to Pioneer Fundamental Growth Fund, a series of the Registrant.

STATEMENT OF INCORPORATION BY REFERENCE

Part A (the Prospectus) and Part B (the Statement of Additional Information) filed by the Registrant in Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A under the Securities Act of 1933 (File No. 333-89354) and Amendment No. 25 to the Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-21108) pursuant to Rule 485(a) on September 28, 2012 (SEC Accession No. 0001174520-12-000035) are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until December 12, 2012.

                           PART C - OTHER INFORMATION

Item 28.  Exhibits

       (a)(1)  Amended and Restated Agreement and Declaration of
               Trust. (6)
       (a)(2)  Amendment to Amended and Restated Agreement and Declaration of
               Trust, as of January 11, 2011. (10)
       (a)(3)  Schedule A and B to Amended and Restated Agreement and
               Declaration of Trust (effective as of September 11, 2012). (16)
       (a)(4)  Certificate of Trust. (1)
       (a)(5)  Certificate of Amendment to Certificate of Trust. (10)
       (b)     Amended and Restated By-Laws. (6)
       (c)     See Amended and Restated Agreement and Declaration of Trust and
               Amended and Restated By-Laws cited under Items 28(a)(1) and 28(b)
       (d)     Amended and Restated Management Agreement with Pioneer
               Investment Management, Inc. (11)
       (e)(1)  Underwriting Agreement with Pioneer Funds
               Distributor, Inc. (2)
       (e)(2)  Dealer Sales Agreement. (4)
       (f)     None.
       (g)(1)  Custodian Agreement with Brown Brothers
               Harriman & Co. (3)
       (g)(2)  Amended Appendix A to Custodian Agreement with Brown Brothers
               Harriman & Co. (dated as of December 20, 2011). (13)
       (h)(1)  Master Investment Company Service Agreement with
               Pioneer Investment Management Shareholder Services, Inc. (3)
       (h)(2)  Amendment to Master Investment Company Service Agreement with
               Pioneer Investment Management Shareholder Services, Inc.
	       (May 5, 2007). (4)
       (h)(3)  Amendment No. 2 to Master Investment Company Service Agreement
               with Pioneer Investment Management Shareholder Services, Inc.
               (January 16, 2009). (8)
       (h)(4)  Amendment No. 3 to Master Investment Company Service Agreement
               with Pioneer Investment Management Shareholder Services, Inc.
               (March 5, 2010). (12)
       (h)(5)  Amendment No. 4 to Master Investment Company Service Agreement
               with Pioneer Investment Management Shareholder Services, Inc.
               (March 8, 2011). (12)
       (h)(6)  Amendment No. 5 to Master Investment Company Service Agreement
               with Pioneer Investment Management Shareholder Services, Inc.
               (December 1, 2011). (13)
       (h)(7)  Amended and Restated Administration Agreement. (7)
       (h)(8)  Amendment No. 1 to Administration Agreement. (8)
       (h)(9)  Appendix A to Amended and Restated Administration Agreement
               (updated as of December 20, 2011). (13)
       (h)(10) Administrative Agency Agreement, dated as of March 5, 2012,
	       between Brown Brothers Harriman & Co. and Pioneer Investment
	       Management, Inc. (13)
       (h)(11) Expense Limit Agreement, as revised November 1, 2012. (17)
       (i)     Opinion of Counsel. (2)
       (j)     Consent of Independent Registered Public Accounting Firm. (16)
       (k)     None.
       (l)     Share Purchase Agreement. (2)
       (m)     Pioneer Funds Distribution Plan. (5)
       (n)     Multiple Class Plan Pursuant to Rule 18f-3
               (September 11, 2012). (16)
       (o)     Not applicable.
       (p)(1)  Code of Ethics of the Pioneer Funds, Pioneer Funds
               Distributor, Inc., Pioneer Institutional Asset Management,
               Inc. and Pioneer Investment Management, Inc. (9)
       N/A     Power of Attorney. (10)

-------------------------

(1) Previously filed. Incorporated herein by reference from the exhibits included with the Registration Statement as filed with the Securities and Exchange Commission on May 30, 2002 (Accession No. 0001174520-02-000007).

(2) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 1 to the Registration Statement as filed with the Securities and Exchange Commission on August 8, 2002 (Accession No. 0001173600-02-000028).

(3) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 4 to the Registration Statement as filed with the Securities and Exchange Commission on July 28, 2006 (Accession No. 0001174520-06-000005).

(4) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 5 to the Registration Statement as filed with the Securities and Exchange Commission on July 26, 2007 (Accession No. 0001174520-07-000037).

(5) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 6 to the Registration Statement as filed with the Securities and Exchange Commission on June 2, 2008
(Accession No. 0001174520-08-000003).

(6) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 7 to the Registration Statement as filed with the Securities and Exchange Commission on August 4, 2008 (Accession No. 0001174520-08-000010).

(7) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 8 to the Registration Statement as filed with the Securities and Exchange Commission on February 6, 2009 (Accession No. 0001174520-09-000007).

(8) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 9 to the Registration Statement as filed with the Securities and Exchange Commission on July 28, 2009 (Accession No. 0001174520-09-000015).

(9) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 10 to the Registration Statement as filed with the Securities and Exchange Commission on July 29, 2010 (Accession No. 0001174520-10-000029).

(10) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 11 to the Registration Statement as filed with the Securities and Exchange Commission on February 1, 2011 (Accession No. 0001174520-11-000003).

(11) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 12 to the Registration Statement as filed with the Securities and Exchange Commission on April 26, 2011 (Accession No. 0001174520-11-000008).

(12) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 14 to the Registration Statement as filed with the Securities and Exchange Commission on July 29, 2011 (Accession No. 0000276776-11-000013).

(13) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 16 to the Registration Statement as filed with the Securities and Exchange Commission on March 30, 2012 (Accession No. 0001174520-12-000007).

(14) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 17 to the Registration Statement as filed with the Securities and Exchange Commission on April 9, 2012 (Accession No. 0001174520-12-000011).

(15) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 20 to the Registration Statement as filed with the Securities and Exchange Commission on June 28, 2012 (Accession No. 0001174520-12-000026).

(16) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 24 to the Registration Statement as filed with the Securities and Exchange Commission on September 28, 2012 (Accession No. 0001174520-12-000035).

(17) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 25 to the Registration Statement as filed with the Securities and Exchange Commission on November 26, 2012 (Accession No. 0001174520-12-000041).


Item 29.  Persons Controlled by or Under Common Control with the Fund

     None.


Item 30.  Indemnification

     Except for the Trust's Amended and Restated Agreement and Declaration of Trust, (the "Declaration"), establishing the Trust as a statutory trust under Delaware law, there is no contract, arrangement or statute under which any Trustee, officer, underwriter or affiliated person of the Trust is insured or indemnified. The Declaration provides that every person who is, or has been, a Trustee or an officer, employee or agent of the Trust shall be indemnified by the Trust or the appropriate Trust series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him in the settlement thereof.

     Insofar as indemnification for liability arising under the Securities
Act of 1933, as amended (the "1933 Act"), may be available to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Item 31.  Business and Other Connections of Investment Adviser

     Pioneer Investment Management, Inc. ("Pioneer Investments") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is an indirect, wholly owned subsidiary of UniCredit S.p.A. ("UniCredit"). Pioneer Investments manages investment companies, pension and profit sharing plans, trusts, estates or charitable organizations and other corporations or business entities.

     To the knowledge of the Trust, none of Pioneer Investments' directors or executive officers is or has been during their employment with Pioneer Investments engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted below. Certain directors and officers, however, may hold or may have held various positions with, and engage or have engaged in business for, the investment companies that Pioneer Investments manages and/or other Unicredit subsidiaries.

                              OTHER BUSINESS, PROFESSION, VOCATION OR
                              EMPLOYMENT OF SUBSTANTIAL NATURE WITHIN LAST TWO
NAME OF DIRECTOR/OFFICER      FISCAL YEARS

John F. Cogan, Jr.            Of Counsel, Wilmer Cutler Pickering Hale and Dorr
                              LLP, 60 State Street, Boston, Massachusetts 02109

Item 32.  Principal Underwriters

         (a) Pioneer Funds Distributor, Inc. acts as principal underwriter for the following investment companies.

                        Pioneer Bond Fund
                        Pioneer Emerging Markets Fund
                        Pioneer Equity Income Fund
                        Pioneer Equity Opportunity Fund
                        Pioneer Fund
                        Pioneer High Yield Fund
                        Pioneer Ibbotson Asset Allocation Series
                        Pioneer Independence Fund
                        Pioneer Mid Cap Value Fund
                        Pioneer Money Market Trust
                        Pioneer Real Estate Shares
                        Pioneer Research Fund
                        Pioneer Series Trust I
                        Pioneer Series Trust II
                        Pioneer Series Trust III
                        Pioneer Series Trust IV
                        Pioneer Series Trust V
                        Pioneer Series Trust VI
                        Pioneer Series Trust VII
                        Pioneer Series Trust VIII
                        Pioneer Series Trust X
                        Pioneer Short Term Income Fund
                        Pioneer Strategic Income Fund
                        Pioneer Value Fund
                        Pioneer Variable Contracts Trust

         (b)    Directors and executive officers of Pioneer
                Funds Distributor, Inc.:


                        POSITIONS AND OFFICES           POSITIONS AND OFFICES
       NAME             WITH UNDERWRITER                WITH FUND

Daniel K. Kingsbury     Director                        Executive Vice President
                                                        and Trustee

Joseph D. Kringdon      Director and President          None

Mark D. Goodwin         Executive Vice President        None
                        and Chief Operating Officer

Gregg Dooling           Chief Financial Officer         None

Gerald H. Stanney, Jr.  Vice President and              None
                        Chief Compliance Officer

Patrick D. Grecco       Vice President and Controller   None


The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

         (c)      Not applicable.


Item 33.  Location of Accounts and Records

         The accounts and records are maintained at the Fund's office at 60 State Street, Boston, Massachusetts 02109; contact the Treasurer.


Item 34.  Management Services

     Not applicable.


Item 35.  Undertakings

     Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act, and has duly caused this Post-Effective Amendment No. 26 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 5th day of December, 2012.

                                        PIONEER SERIES TRUST X



                                    By: /s/ Daniel K. Kingsbury
                                        -----------------------
                                        Daniel K. Kingsbury
                                        Executive Vice President


     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated below on December 5, 2012:

        Signature                               Title

        John F. Cogan, Jr.*                     President (Principal Executive
        John F. Cogan, Jr.                      Officer) and Trustee


        Mark E. Bradley*                        Treasurer (Principal
        Mark E. Bradley                         Financial and Accounting
                                                Officer)


        David R. Bock*                          Trustee
        David R. Bock


        Benjamin M. Friedman*                   Trustee
        Benjamin M. Friedman


        Margaret B. W. Graham*                  Trustee
        Margaret B. W. Graham


        /s/ Daniel K. Kingsbury
        -----------------------                 Executive Vice President and
        Daniel K. Kingsbury                     Trustee


        Thomas J. Perna*                        Chairman of the Board
        Thomas J. Perna                         and Trustee


        Marguerite A. Piret*                    Trustee
        Marguerite A. Piret


        Stephen K. West*                        Trustee
        Stephen K. West



   *By: /s/ Daniel K. Kingsbury
        -----------------------                 Dated: December 5, 2012
        Daniel K. Kingsbury
        Attorney-in-Fact